Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Gross accounts receivable	$ 1,195	$ 1,000
Allowance for doubtful accounts	(26)	(16)
Net accounts receivable	1,169	984
Freight [Member]
Accounts receivable
Gross accounts receivable	974	828
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 221	$ 172